Taxation (Tables)	6 Months Ended
Sep. 30, 2022
Taxation
Schedule of current and deferred portions of income tax expense

	For the six months ended September 30,
	2022	2021
Current	$378,849	$550,933
Deferred	(386,961)	734
Income tax expense	$(8,112)	$551,667

Schedule of reconciliation of statutory income tax and effective tax

	For the six months ended September 30,
	2022	2021
Income before income taxes	$(2,992,228)	$508,303
Tax rate	25%	25%
Provision for income taxes at statutory tax rate	$(748,057)	$127,076
Additional deductible of R&D expense	—	—
Effect of tax exempt entity	311,599	411,016
Effect of previous year tax filing	2,481	1,306
Effect of non-tax deductible expenses	55,935	12,269
Effect of tax loss recognized	369,930	—
Income tax expense	$(8,112)	$551,667
Deferred tax assets	$365,930	$—
Total	365,930	—

Schedule of taxes payable

	As of
	September 30, 2022	March 31, 2022
Income tax payable	$148,292	$81,610
VAT payable	15,724	46,035
Other tax payables	839	—
Total	$164,855	$127,645